MERCHANDISE TRUSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
MERCHANDISE TRUSTS
7.	MERCHANDISE TRUSTS

At March 31, 2020 and December 31, 2019, the Company’s merchandise trusts consisted of investments in debt and equity marketable securities and cash equivalents, both directly and through mutual and investment funds. All of these investments are carried at fair value. All of these investments are subject to the fair value hierarchy and considered either Level 1 or Level 2 assets pursuant to the three-level hierarchy described in Note 14 Fair Value of Financial Instruments. There were no Level 3 assets. When the Company receives a payment from a pre-need customer, the Company deposits the amount required by law into the merchandise trusts that may be subject to cancellation on demand by the pre-need customer. The Company’s merchandise trusts related to states in which pre-need customers may cancel contracts with the Company comprises 52.6% of the total merchandise trust as of March 31, 2020. The merchandise trusts are variable interest entities (“VIE”) of which the Company is deemed the primary beneficiary. The assets held in the merchandise trusts are required to be used to purchase the merchandise and provide the services to which they relate. If the value of these assets falls below the cost of purchasing such merchandise and providing such services, the Company may be required to fund this shortfall.

The Company included $8.6 million and $9.7 million of investments held in trust as required by law by the West Virginia Funeral Directors Association at March 31, 2020 and December 31, 2019, respectively, in its merchandise trust assets. These trusts are recognized at their account value, which approximates fair value.

A reconciliation of the Company’s merchandise trust activities for the three months ended March 31, 2020 and 2019 is presented below (in thousands):

	Three months ended March 31,
	2020	2019
Balance—beginning of period	$517,192	$488,248
Contributions	10,697	13,883
Distributions	(14,029)	(13,639)
Interest and dividends	5,704	7,325
Capital gain distributions	68	99
Realized gains and losses, net	218	(281)
Other than temporary impairment	—	(2,314)
Taxes	118	4
Fees	(3,022)	(873)
Unrealized change in fair value	(59,181)	22,613

Total	457,765	515,065
Less: Assets held for sale	(20,127)	—

Balance—end of period	$437,638	$515,065

During the three months ended March 31, 2020 and 2019, purchases of available for sale securities were approximately $13.2 million and $21.3 million, respectively. During the three months ended March 31, 2020 and 2019, sales, maturities and paydowns of available for sale securities were approximately $11.1 million and $9.1 million, respectively. Cash flows from pre-need contracts are presented as operating cash flows in the Company’s unaudited condensed consolidated statements of cash flows.

The cost and market value associated with the assets held in the merchandise trusts as of March 31, 2020 and December 31, 2019 were as follows (in thousands):

March 31, 2020	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$120,171	$—	$—	$120,171
Fixed maturities:
U.S. governmental securities	2	474	23	(82)	415
Corporate debt securities	2	6,293	4	(234)	6,063

Total fixed maturities		6,767	27	(316)	6,478

Mutual funds—debt securities	1	30,138	160	(2,464)	27,834
Mutual funds—equity securities	1	46,279	1,577	(25,236)	22,620
Other investment funds(1)		235,150	10,916	(15,626)	230,440
Equity securities	1	56,668	1,001	(20,331)	37,338
Other invested assets	2	4,387	—	(94)	4,293

Total investments		499,560	13,681	(64,067)	449,174
West Virginia Trust Receivable		9,506	—	(915)	8,591

Total		$509,066	$13,681	$(64,982)	$457,765

Less: Assets held for sale		(21,778)	(425)	2,076	(20,127)

Total		$487,288	$13,256	$(62,906)	$437,638

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to six years with three potential one year extensions at the discretion of the funds’ general partners. As of March 31, 2020, there were $49.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$144,610	$—	$—	$144,610
Fixed maturities:
U.S. governmental securities	2	456	6	(65)	397
Corporate debt securities	2	783	14	(133)	664

Total fixed maturities		1,239	20	(198)	1,061

Mutual funds—debt securities	1	67,801	1,857	(6)	69,652
Mutual funds—equity securities	1	46,609	1,744	—	48,353
Other investment funds(1)		213,024	6,366	(2,953)	216,437
Equity securities	1	24,386	1,327	(4)	25,709
Other invested assets	2	8,360	32	—	8,392

Total investments		506,029	11,346	(3,161)	514,214
West Virginia Trust Receivable		9,651	—	—	9,651

Total		$515,680	$11,346	$(3,161)	$523,865

Less: Assets held for sale		(6,369)	(304)	—	(6,673)

Total		$509,311	$11,042	$(3,161)	$517,192

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to six years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019, there were $57.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The contractual maturities of debt securities as of March 31, 2020 and December 31, 2019 were as follows (in thousands):

March 31, 2020	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$81	$208	$13
Corporate debt securities	87	3,970	2,007	—

Total fixed maturities	$199	$4,051	$2,215	$13

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$78	$193	$13
Corporate debt securities	101	546	16	—

Total fixed maturities	$213	$624	$209	$13

Temporary Declines in Fair Value

The Company evaluates declines in fair value below cost for each asset held in the merchandise trusts on a quarterly basis.

An aging of unrealized losses on the Company’s investments in debt and equity securities within the merchandise trusts as of March 31, 2020 and December 31, 2019 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
March 31, 2020	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$302	$82	$302	$82
Corporate debt securities	5,847	110	457	124	6,304	234

Total fixed maturities	5,847	110	759	206	6,606	316

Mutual funds—debt securities	19,756	2,064	—	400	19,756	2,464
Mutual funds—equity securities	18,857	23,880	—	1,356	18,857	25,236
Other investment funds	59,261	15,626	—	—	59,261	15,626
Equity securities	24,853	20,331	—	—	24,853	20,331
Other invested assets	—	—	905	94	905	94

Total	$128,574	$62,011	$1,664	$2,056	$130,238	$64,067

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$90	$1	$397	$64	$487	$65
Corporate debt securities	198	29	424	104	622	133

Total fixed maturities	288	30	821	168	1,109	198

Mutual funds—debt securities	241	6	—	—	241	6
Mutual funds—equity securities	—	—	—	—	—	—
Other investment funds	54,782	2,953	—	—	54,782	2,953
Equity securities	3	4	—	—	3	4
Other invested assets	—	—	—	—	—	—

Total	$55,314	$2,993	$821	$168	$56,135	$3,161

For all securities in an unrealized loss position, the Company evaluated the severity of the impairment and length of time that a security has been in a loss position and concluded the decline in fair value below the asset’s cost was temporary in nature. In addition, the Company is not aware of any circumstances that would prevent the future market value recovery for these securities.

Other-Than-Temporary Impairment of Trust Assets

The Company assesses its merchandise trust assets for other-than-temporary declines in fair value on a quarterly basis. During the three months ended March 31, 2020, the Company determined, based on its review, that there were no other than temporary impairments to the investment portfolio in the merchandise trusts. It is reasonably possible that continued declines could change the Company’s conclusion regarding whether or not merchandise trust assets are other-than-temporary impaired. During the three months ended March 31, 2019, the Company determined, based on its review, that there were 89 securities with an aggregate cost basis of approximately $91.9 million and an aggregate fair value of approximately $89.6 million, resulting in an impairment of $2.3 million, with such impairment considered to be other-than-temporary due to credit indicators. Accordingly, the Company adjusted the cost basis of these assets to their current value and offset these changes against deferred merchandise trust revenue. These adjustments to deferred revenue will be reflected within the Company’s unaudited condensed consolidated statements of operations in future periods as the underlying merchandise is delivered or the underlying service is performed.

7.	MERCHANDISE TRUSTS

At December 31, 2019 and 2018 the Company’s merchandise trusts consisted of investments in debt and equity marketable securities and cash equivalents, both directly and through mutual and investment funds. All of these investments are carried at fair value. All of these investments are subject to the fair value hierarchy and considered either Level 1 or Level 2 assets pursuant to the three-level hierarchy described in Note 18 Fair Value of Financial Instruments. There were no Level 3 assets in the Company’s merchandise trusts. When the Company receives a payment from a pre-need customer, the Company deposits the amount required by law into the merchandise trusts that may be subject to cancellation on demand by the pre-need customer. The Company’s merchandise trusts related to states in which pre-need customers may cancel contracts with the Company comprises 53.6% of the total merchandise trust as of December 31, 2019. The merchandise trusts are variable interest entities (“VIE”) of which the Company is deemed the primary beneficiary. The assets held in the merchandise trusts are required to be used to purchase the merchandise and provide the services to which they relate. If the value of these assets falls below the cost of purchasing such merchandise and providing such services, the Company may be required to fund this shortfall.

The Company included $9.7 million and $8.7 million of investments held in trust as required by law by the West Virginia Funeral Directors Association at December 31, 2019 and 2018 respectively, in its merchandise trust assets. These trusts are recognized at their account value, which approximates fair value.

A reconciliation of the Company’s merchandise trust activities for the years ended December 31, 2019 and 2018 is presented below (in thousands):

	Year ended December 31,
	2019	2018
Balance—beginning of period	$488,248	$515,456
Contributions	54,742	66,408
Distributions	(59,776)	(79,862)
Interest and dividends	29,367	27,228
Capital gain distributions	1,699	543
Realized gains and losses, net	3,246	(1,012)
Other than temporary impairment	(6,056)	(28,555)
Taxes	(556)	(347)
Fees	(4,268)	(3,855)
Unrealized change in fair value	17,219	(7,756)

Total	523,865	488,248
Less: Assets held for sale	(6,673)	—

Balance—end of period	$517,192	$488,248

During the years ended December 31, 2019 and 2018, purchases of available for sale securities were approximately $54.4 million and $117.7 million, respectively. During the years ended December 31, 2019 and 2018, sales, maturities and paydowns of available for sale securities were approximately $38.1 million and $109.5 million, respectively. Cash flows from pre-need contracts are presented as operating cash flows in the Company’s consolidated statement of cash flows.

The cost and market value associated with the assets held in the merchandise trusts as of December 31, 2019 and 2018 were as follows (in thousands):

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$144,610	$—	$—	$144,610
Fixed maturities:
U.S. governmental securities	2	456	6	(65)	397
Corporate debt securities	2	783	14	(133)	664

Total fixed maturities		1,239	20	(198)	1,061

Mutual funds—debt securities	1	67,801	1,857	(6)	69,652
Mutual funds—equity securities	1	46,609	1,744	—	48,353
Other investment funds(1)		213,024	6,366	(2,953)	216,437
Equity securities	1	24,386	1,327	(4)	25,709
Other invested assets	2	8,360	32	—	8,392

Total investments		506,029	11,346	(3,161)	514,214
West Virginia Trust Receivable		9,651	—	—	9,651

Total		$515,680	$11,346	$(3,161)	$523,865

Less: Assets held for sale		(6,369)	(304)	—	(6,673)

Total		$509,311	$11,042	$(3,161)	$517,192

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to six years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019, there were $57.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$16,903	$—	$—	$16,903
Fixed maturities:
U.S. governmental securities	2	392	—	(147)	245
Corporate debt securities	2	1,311	29	(328)	1,012

Total fixed maturities		1,703	29	(475)	1,257

Mutual funds—debt securities	1	187,840	262	(2,645)	185,457
Mutual funds—equity securities	1	45,023	110	(18)	45,115
Other investment funds(1)		210,655	388	(7,784)	203,259
Equity securities	1	18,097	1,327	(213)	19,211
Other invested assets	2	8,398	2	(17)	8,383

Total investments		$488,619	$2,118	$(11,152)	$479,585

West Virginia Trust Receivable		8,663	—	—	8,663

Total		$497,282	$2,118	$(11,152)	$488,248

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of two to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018, there were $71.0 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The contractual maturities of debt securities as of December 31, 2019 and 2018 were as follows below (in thousands):

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$78	$193	$13
Corporate debt securities	101	546	16	—

Total fixed maturities	$213	$624	$209	$13

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$137	$108	$—
Corporate debt securities	68	873	55	16

Total fixed maturities	$68	$1,010	$163	$16

Temporary Declines in Fair Value

The Company evaluates declines in fair value below cost for each asset held in the merchandise trusts on a quarterly basis.

An aging of unrealized losses on the Company’s investments in debt and equity securities within the merchandise trusts as of December 31, 2019 and 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$90	$1	$397	$64	$487	$65
Corporate debt securities	198	29	424	104	622	133

Total fixed maturities	288	30	821	168	1,109	198

Mutual funds—debt securities	241	6	—	—	241	6
Mutual funds—equity securities	—	—	—	—	—	—
Other investment funds	54,782	2,953	—	—	54,782	2,953
Equity securities	3	4	—	—	3	4
Other invested assets	—	—	—	—	—	—

Total	$55,314	$2,993	$821	$168	$56,135	$3,161

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$243	$147	$243	$147
Corporate debt securities	103	2	549	326	652	328

Total fixed maturities	103	2	792	473	895	475

Mutual funds—debt securities	46,005	2,011	1,195	634	47,200	2,645
Mutual funds—equity securities	131	18	—	—	131	18
Other investment funds	169,929	7,784	—	—	169,929	7,784
Equity securities	—	—	597	213	597	213
Other invested assets	—	4	790	13	790	17

Total	$216,168	$9,819	$3,374	$1,333	$219,542	$11,152

For all securities in an unrealized loss position, the Company evaluated the severity of the impairment and length of time that a security has been in a loss position and concluded the decline in fair value below the asset’s cost was temporary in nature. In addition, the Company is not aware of any circumstances that would prevent the future market value recovery for these securities.

Other-Than-Temporary Impairment of Trust Assets

The Company assesses its merchandise trust assets for other-than-temporary declines in fair value on a quarterly basis. During the year ended December 31, 2019, the Company determined, based on its review, that there were 102 securities with an aggregate cost basis of approximately $178.2 million and an aggregate fair value of approximately $172.2 million, resulting in an impairment of $6.1 million, with such impairment considered to be other-than-temporary due to credit indicators. During the year ended December 31, 2018, the Company determined, based on its review, that there were 214 securities with an aggregate cost basis of approximately $285.5 million and an aggregate fair value of approximately $256.9 million, resulting in an impairment of $28.6 million, with such impairment considered to be other-than-temporary due to credit indicators. Accordingly, the Company adjusted the cost basis of these assets to their current value and offset these changes against deferred merchandise trust revenue. These adjustments to deferred revenue will be reflected within the Company’s consolidated statements of operations in future periods as the underlying merchandise is delivered or the underlying service is performed.